Income taxes (Details Narrative) - EUDA Health Limited [Member]	6 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 SGD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign income tax rate	17.00%	17.00%	17.00%				17.00%	17.00%
Taxable income	$ 97,953		$ 52,651	$ 74,525		$ 49,854	$ 48,141	$ 47,477
Operating losses carry forward	5,500,000			5,400,000			4,800,000	3,200,000
Deferred tax assets, operating losses carry forward	$ 943,314			$ 926,789			812,715	548,937
VIET NAM
Foreign income tax rate	20.00%	20.00%		20.00%	20.00%
Operating losses carry forward	$ 20,000			$ 21,000			19,000	37,000
Deferred tax assets, operating losses carry forward	$ 4,000			$ 4,000			$ 4,000	$ 7,000
MALAYSIA
Foreign income tax rate	24.00%	24.00%		24.00%	24.00%
Operating losses carry forward	$ 7,000			$ 15,000
Deferred tax assets, operating losses carry forward	$ 2,000			$ 4,000
SINGAPORE
Foreign income tax rate	17.00%	17.00%		17.00%	17.00%
Income tax description	The applicable tax rate is 17% in Singapore, with 75% of the first $7,415 (SGD 10,000) taxable income and 50% of the next $140,887 (SGD 190,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first $7,415 (SGD 10,000) taxable income and 50% of the next $140,887 (SGD 190,000) taxable income are exempted from income tax.		The applicable tax rate is 17% in Singapore, with 75% of the first $7,415 (SGD 10,000) taxable income and 50% of the next $140,887 (SGD 190,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first $7,415 (SGD 10,000) taxable income and 50% of the next $140,887 (SGD 190,000) taxable income are exempted from income tax.
SINGAPORE | 75% [Member]
Taxable income	$ 7,415	$ 10,000		$ 7,415	$ 10,000
SINGAPORE | 50% [Member]
Taxable income	$ 140,887	$ 190,000		$ 140,887	$ 190,000